UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: March 31, 2009
Check here if Amendment [  ]; Amendment Number:


This Amendment (Check only one.):
[  ] is a restatement.

[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:
Suncoast Equity Management
Address:
5550 W Executive Dr

Suite 320

Tampa, FL 33609

13F File Number:
28-11066
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name:
Sean Wright

Title:
Director of Operations

Phone:
813-963-0502

Sean Wright
Tampa, Fl
May 8, 2009




Report Type (Check only one.):


[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:
0
Form 13F Information Table Entry Total:
0
Form 13F Information Table Value Total:
0


List of Other Included Managers:





No.  13F File Number
Name



	FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL SOLE
------------------------------ --------------   --------- -------- -------- --- ---- ----
GOOGLE                         COM              38259P508     2747     7894 SH       SOLE
EMERSON ELECTRIC               COM              291011104     2171    75995 SH       SOLE
BERKSHIRE HATHAWAY B           COM              084670207     4025     1427 SH       SOLE
COLGATE PALMOLIVE              COM              194162103     3227    54728 SH       SOLE
WALT DISNEY                    COM              254687106     1398    77021 SH       SOLE
HEWLETT PACK                   COM		428236103     3352   104555 SH       SOLE
BAXTER INT                     COM              071813109     1390    27145 SH       SOLE
HARRIS CORP                    COM              413875105     2034    70315 SH       SOLE
GENERAL DYNAMICS               COM              369550108     2026    48725 SH       SOLE
ABBOTT LABS                    COM              002824100     2259    47375 SH       SOLE
MICROSOFT                      COM              594918104     3145   171212 SH       SOLE
PATTERSON INC                  COM              703395103     2192   116233 SH       SOLE
GRAINGER                       COM              384802104     2504    35686 SH       SOLE
OMNICOM                        COM              681919106     1428    61050 SH       SOLE
NOKIA 		               COM              653902204       64     5540 SH       SOLE
AUTO DATA PROC                 COM              053015103     3237    92085 SH       SOLE
BECTON DICKINSON               COM              075887109     2310    34358 SH       SOLE
PEPSICO INC                    COM              713448108     3744    72736 SH       SOLE
NIKE CL B                      COM              654106103     1878    40060 SH       SOLE
PROCTOR & GAMBLE               COM              742718109     1991    42281 SH       SOLE
ST JUDE MED                    COM	        790849103     2351    64735 SH       SOLE
MCKESSON CORP                  COM              58155Q103     1258    35905 SH       SOLE
LAB CORP OF AMERICA            COM              50540R409      105     1800 SH       SOLE
ACCENTURE LTD                  COM              G1150G111      113     4140 SH       SOLE
COCA COLA                      COM              191216100      123     2800 SH       SOLE
COMCAST CORP                   COM              20030N101        6      485 SH       SOLE
DELL INC                       COM              24702R101       50     5350 SH       SOLE
FRANKLIN RESOURCES             COM              354613101       31      590 SH       SOLE
HEINEKEN NV ADR                COM              423012202       65     4640 SH       SOLE
JOHNSON & JOHNSON              COM              478160104       74     1422 SH       SOLE
3M CORP                        COM              88579Y101      101     2040 SH       SOLE
PFIZER INC                     COM              717081103       20     1530 SH       SOLE
STARBUCKS                      COM              855244109       21     1935 SH       SOLE
TOTAL SYSTEM SERVICES          COM              891906109       48     3535 SH       SOLE
WAL-MART STORES                COM              931142103       88     1695 SH       SOLE
HOME DEPOT 09                  NOTE             437076AL6       40    40000 PRN      SOLE
KRAFT FOODS 11                 NOTE             50075NAB0       41    40000 PRN      SOLE
PEPSICO 12                     NOTE             713448BF4      102    95000 PRN      SOLE
PACCAR 14                      NOTE             69373UAA5       20    20000 PRN      SOLE
PHILLIP MORRIS 13              NOTE             718172AB5        6     6000 PRN      SOLE
WAL-MART STORES 13             NOTE             931142AS2       57    50000 PRN      SOLE
AMERICAN EXPRESS 13            NOTE             025816AQ2       31    35000 PRN      SOLE
ABBOTT LABS 14                 NOTE             002824AQ3       73    70000 PRN      SOLE
FED NATL MTG 14                NOTE             31359MWJ8       93    85000 PRN      SOLE
US T BOND                      BOND             912810DX3      174   130000 PRN      SOLE
US T NOTE TIPS                 NOTE             912828GD6       38    35000 PRN      SOLE